Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Occupancy and equipment	$ 1,621,000	$ 913,000
Interest on subordinated debt	520,000	520,000
Other	1,385,000	968,000
Total Expenses	21,087,000	12,123,000
Tax effect	(2,492,000)	(1,292,000)
Net Income	6,404,000	3,245,000
Comprehensive Income	6,309,000	3,343,000
Parent Company [Member]
Dividends from subsidiary	1,000,000	500,000
Interest income		2,000
Rental income	314,000	339,000
Total Income	1,314,000	841,000
Occupancy and equipment	110,000	96,000
Interest on subordinated debt	520,000	520,000
Other	156,000	158,000
Total Expenses	786,000	774,000
Net Income Before Income Taxes	528,000	67,000
Equity in Undistributed Net Income of Subsidiary	5,777,000	3,087,000
Tax effect	99,000	91,000
Net Income	6,404,000	3,245,000
Comprehensive Income	$ 6,309,000	$ 3,343,000